Business Combinations- Schedule of Results Included Since the Acquisition Date (Details) - PML [Member]	3 Months Ended
Apr. 30, 2026 JPY (¥)
Schedule of Results Included Since the Acquisition Date [Line Items]
Revenue, net	¥ 13,200,204
Net loss	¥ (319,862,071)